Unaudited Condensed Consolidated Interim Financial Statements of Cash Flows - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating activities:
Net loss	$ (100,237,776)	$ (605,176,101)
Items related to investment activities:
Income taxes and duties	211,251,718	125,947,145
Depreciation and amortization of Wells, pipelines, properties, plant and equipment	100,620,021	99,181,110
Amortization of intangible assets	113,020	234,190
(Reversal of impairment) of wells, pipelines, properties, plant and equipment	(38,242,464)	(16,110,579)
Capitalized unsuccessful wells	11,663,560	4,455,298
Unsuccessful wells from intangible assets	9,676,416	1,651,090
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	214,580	2,130,238
Depreciation of rights of use	4,744,781	5,573,600
Reversal of impairment of rights of use	(87,025)
Unrealized foreign exchange (income) loss of reserve for well abandonment	2,444,904	2,646,107
Gains from the transfer of shares		(707,533)
Profit sharing in joint ventures and associates	3,166,683	2,214,544
Items related to financing activities
Unrealized foreign exchange loss	21,861,801	364,617,367
Interest expense	110,411,972	130,196,711
Interest income	(20,083,884)	(9,521,018)
Funds from operating activities	317,518,307	107,332,169
Funds used in operating activities
Profit-sharing duty paid	(197,176,600)	(125,144,792)
Derivative financial instruments	15,738,296	(25,417,167)
Accounts receivable	(28,963,559)	(6,381,477)
Inventories	(23,399,928)	26,224,692
Accounts payable and accrued expenses	6,733,900	10,549,621
Suppliers	(35,300,386)	(39,627,093)
Provisions for sundry creditors	6,061,346	17,044,475
Employee benefits	33,539,425	48,416,932
Other taxes and duties	4,868,717	(10,700,541)
Net cash flows from operating activities	99,619,518	2,296,819
Investing activities:
Interests collected	458,536	1,556,196
Resources from the transfer of shares		134,716
Other assets	(34,910,386)	(7,737,469)
Acquisition of wells, pipelines, properties, plant and equipment	(128,735,735)	(90,783,312)
Intangible assets	(15,779,360)	(11,953,918)
Net cash flows (used in) investing activities	(178,966,945)	(108,783,787)
(Cash deficit) before financing activities	(79,347,427)	(106,486,968)
Financing activities:
Increase in equity due to Certificates of Contribution "A"	167,850,000	46,256,000
Long-term receivables from the Mexican Government		4,080,544
Interest received for long-term receivable from the Mexican Government	5,859,566	903,126
Lease payments of principal	(6,220,285)	(9,500,587)
Lease payments of interest	(2,724,759)
Loans obtained from financial institutions	1,058,854,764	940,509,304
Debt payments, principal only	(1,027,818,098)	(797,661,890)
Interest paid	(123,430,793)	(115,990,121)
Net cash flows from financing activities	72,370,395	68,596,376
Net (decrease) in cash and cash equivalents	(6,977,032)	(37,890,592)
Effects of foreign exchange on cash balances	6,627,952	14,010,951
Cash and cash equivalents at the beginning of the period	39,989,781	60,621,631
Cash and cash equivalents at the end of the period	$ 39,640,701	$ 36,741,990